Dividends - Total coupons on capital securities classified as equity (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Dividends payable [Line Items]
Dividends	£ 1,054	£ 195	[1]	£ 263	[1]
Additional Tier 1 Instrument
Dividends payable [Line Items]
Dividends	202	194		212
Undated Subordinated Resettable Additional Tier 1 Instrument 2015
Dividends payable [Line Items]
Dividends	87	84		103
Undated Subordinated Resettable Additional Tier 1 Instrument 2016
Dividends payable [Line Items]
Dividends	11	12		11
Undated Subordinated Resettable Additional Tier 1 Instrument 2018 1
Dividends payable [Line Items]
Dividends	28	10		10
Undated Subordinated Resettable Additional Tier 1 Instrument 2018 2
Dividends payable [Line Items]
Dividends	10	28		28
Undated Subordinated Resettable Additional Tier 1 Instrument 2019 1
Dividends payable [Line Items]
Dividends	24	24		24
Undated Subordinated Resettable Additional Tier 1 Instrument 2019 2
Dividends payable [Line Items]
Dividends	8	7		8
Undated Subordinated Resettable Additional Tier 1 Instrument 2019 3
Dividends payable [Line Items]
Dividends	20	20		20
Undated Subordinated Resettable Additional Tier 1 Instrument 2019 4
Dividends payable [Line Items]
Dividends	8	9		8
Undated Subordinated Resettable Additional Tier 1 Instrument 2022
Dividends payable [Line Items]
Dividends	£ 6	£ 0		£ 0

[1]	The dividends to the parent company includes dividend on ordinary share capital £850m (2021: nil and 2020: nil), coupon payment on additional tier 1 instrument £202m (2021: £194m and 2020: £212m) & dividend on preference share capital nil (2021: nil and 2020: £51m).